CLAYMORE EXCHANGE-TRADED FUND TRUST

Guggenheim Enhanced Ultra-Short Bond ETF

Supplement to the currently effective Prospectus and Statement of Additional Information (the “SAI”) for the Guggenheim Enhanced Ultra-Short Bond ETF (the “Fund”)

Effective December 5, 2011, the Fund is changing its name to Guggenheim Enhanced Short Duration Bond ETF.  Accordingly, the references in the Fund’s Prospectus and SAI to the Fund’s name are hereby revised to reflect this change.

Claymore Exchange-Traded Fund Trust
2455 Corporate West Drive
Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

December 1, 2011

ETF-PRO-GSY-SUP12111